Rule 497(e)
                                      Registration Nos. 333-171759 and 811-22519


                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                                 (the "Trust")

                      FIRST TRUST EUROZONE ALPHADEX(R) ETF
                                  (the "Fund")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015


                              DATED MARCH 18, 2016


            Notwithstanding anything to the contrary in the Fund's Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of the Fund's Investment Committee, and will serve as a member of the Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                  OTHER
                            REGISTERED            POOLED
                            INVESTMENT          INVESTMENT             OTHER
                            COMPANIES            VEHICLES            ACCOUNTS
                            NUMBER OF           NUMBER OF            NUMBER OF
                             ACCOUNTS            ACCOUNTS            ACCOUNTS
PORTFOLIO MANAGER           ($ ASSETS)          ($ ASSETS)          ($ ASSETS)


Chris A. Peterson              N/A                 N/A                  N/A


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE